Investment Portfolioas of March 31, 2024 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 98.0%
Communication Services 8.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	117,098	2,060,924
Verizon Communications, Inc.	68,828	2,888,023
		4,948,947
Entertainment 1.3%
Electronic Arts, Inc.	4,016	532,803
Live Nation Entertainment, Inc.*	2,383	252,050
Netflix, Inc.*	7,082	4,301,111
Take-Two Interactive Software, Inc.*	2,595	385,331
Walt Disney Co.	29,996	3,670,311
Warner Bros Discovery, Inc.*	36,080	314,978
		9,456,584
Interactive Media & Services 6.0%
Alphabet, Inc. "A"*	96,451	14,557,350
Alphabet, Inc. "C"*	80,785	12,300,324
Match Group, Inc.*	4,485	162,716
Meta Platforms, Inc. "A"	36,011	17,486,221
		44,506,611
Media 0.6%
Charter Communications, Inc. "A"*	1,611	468,205
Comcast Corp. "A"	64,880	2,812,548
Fox Corp. "A"	3,867	120,921
Fox Corp. "B"	2,032	58,156
Interpublic Group of Companies, Inc.	6,461	210,822
News Corp. "A"	6,328	165,667
News Corp. "B"	1,647	44,568
Omnicom Group, Inc.	3,243	313,793
Paramount Global "B"	8,299	97,679
		4,292,359
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	8,526	1,391,614
Consumer Discretionary 10.1%
Automobile Components 0.1%
Aptiv PLC*	4,528	360,655
BorgWarner, Inc.	3,773	131,074
		491,729
Automobiles 1.3%
Ford Motor Co.	63,756	846,680
General Motors Co.	18,887	856,525
Tesla, Inc.*	45,343	7,970,846
		9,674,051
Broadline Retail 3.7%
Amazon.com, Inc.*	149,618	26,988,095

eBay, Inc.	8,472	447,152
Etsy, Inc.*	1,906	130,980
		27,566,227
Distributors 0.1%
Genuine Parts Co.	2,298	356,029
LKQ Corp.	4,365	233,135
Pool Corp.	650	262,275
		851,439
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc. "A"*	7,152	1,179,794
Booking Holdings, Inc.	571	2,071,520
Caesars Entertainment, Inc.*	3,467	151,647
Carnival Corp.*	16,712	273,074
Chipotle Mexican Grill, Inc.*	449	1,305,140
Darden Restaurants, Inc.	1,975	330,121
Domino's Pizza, Inc.	571	283,718
Expedia Group, Inc.*	2,127	292,994
Hilton Worldwide Holdings, Inc.	4,093	873,078
Las Vegas Sands Corp.	6,076	314,129
Marriott International, Inc. "A"	4,054	1,022,865
McDonald's Corp.	11,866	3,345,619
MGM Resorts International*	4,478	211,406
Norwegian Cruise Line Holdings Ltd.*	6,910	144,626
Royal Caribbean Cruises Ltd.*	3,906	542,973
Starbucks Corp.	18,502	1,690,898
Wynn Resorts Ltd.	1,567	160,194
Yum! Brands, Inc.	4,582	635,294
		14,829,090
Household Durables 0.4%
D.R. Horton, Inc.	4,860	799,713
Garmin Ltd.	2,507	373,217
Lennar Corp. "A"	4,046	695,831
Mohawk Industries, Inc.*	892	116,754
NVR, Inc.*	52	421,198
PulteGroup, Inc.	3,428	413,485
		2,820,198
Leisure Products 0.0%
Hasbro, Inc.	2,215	125,192
Specialty Retail 2.0%
AutoZone, Inc.*	281	885,614
Bath & Body Works, Inc.	3,795	189,826
Best Buy Co., Inc.	3,124	256,262
CarMax, Inc.*	2,640	229,970
Home Depot, Inc.	16,272	6,241,939
Lowe's Companies, Inc.	9,408	2,396,500
O'Reilly Automotive, Inc.*	972	1,097,271
Ross Stores, Inc.	5,548	814,225
TJX Companies, Inc.	18,672	1,893,714
Tractor Supply Co.	1,771	463,506
Ulta Beauty, Inc.*	794	415,167
		14,883,994
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp.*	416	391,564
Lululemon Athletica, Inc.*	1,891	738,719
NIKE, Inc. "B"	19,950	1,874,901

Ralph Lauren Corp.	622	116,787
Tapestry, Inc.	3,752	178,145
VF Corp.	5,443	83,496
		3,383,612
Consumer Staples 5.8%
Beverages 1.4%
Brown-Forman Corp. "B"	2,870	148,149
Coca-Cola Co.	63,747	3,900,042
Constellation Brands, Inc. "A"	2,647	719,349
Keurig Dr Pepper, Inc.	17,032	522,372
Molson Coors Beverage Co. "B"	3,113	209,349
Monster Beverage Corp.*	12,105	717,584
PepsiCo, Inc.	22,503	3,938,250
		10,155,095
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	7,261	5,319,626
Dollar General Corp.	3,603	562,284
Dollar Tree, Inc.*	3,370	448,716
Kroger Co.	10,829	618,661
Sysco Corp.	8,079	655,853
Target Corp.	7,585	1,344,138
Walgreens Boots Alliance, Inc.	11,934	258,848
Walmart, Inc.	69,972	4,210,215
		13,418,341
Food Products 0.8%
Archer-Daniels-Midland Co.	8,612	540,920
Bunge Global SA	2,305	236,309
Campbell Soup Co.	3,352	148,996
Conagra Brands, Inc.	7,619	225,827
General Mills, Inc.	9,187	642,814
Hormel Foods Corp.	4,884	170,403
Kellanova	4,354	249,441
Kraft Heinz Co.	12,981	478,999
Lamb Weston Holdings, Inc.	2,407	256,418
McCormick & Co., Inc.	4,090	314,153
Mondelez International, Inc. "A"	22,031	1,542,170
The Hershey Co.	2,455	477,497
The J.M. Smucker Co.	1,756	221,028
Tyson Foods, Inc. "A"	4,628	271,802
		5,776,777
Household Products 1.2%
Church & Dwight Co., Inc.	4,086	426,211
Clorox Co.	2,031	310,966
Colgate-Palmolive Co.	13,516	1,217,116
Kimberly-Clark Corp.	5,469	707,415
Procter & Gamble Co.	38,534	6,252,141
		8,913,849
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	3,805	586,541
Kenvue, Inc.	28,152	604,142
		1,190,683

Tobacco 0.5%
Altria Group, Inc.	28,810	1,256,692
Philip Morris International, Inc.	25,398	2,326,965
		3,583,657
Energy 3.9%
Energy Equipment & Services 0.3%
Baker Hughes Co.	16,531	553,788
Halliburton Co.	14,438	569,146
Schlumberger NV	23,490	1,287,487
		2,410,421
Oil, Gas & Consumable Fuels 3.6%
APA Corp.	5,912	203,255
Chevron Corp.	28,377	4,476,188
ConocoPhillips	19,223	2,446,703
Coterra Energy, Inc.	12,211	340,443
Devon Energy Corp.	10,491	526,438
Diamondback Energy, Inc.	2,902	575,089
EOG Resources, Inc.	9,571	1,223,557
EQT Corp.	6,537	242,327
Exxon Mobil Corp.	64,981	7,553,391
Hess Corp.	4,545	693,749
Kinder Morgan, Inc.	31,664	580,718
Marathon Oil Corp.	9,715	275,323
Marathon Petroleum Corp.	6,024	1,213,836
Occidental Petroleum Corp.	10,827	703,647
ONEOK, Inc.	9,527	763,780
Phillips 66	7,034	1,148,933
Pioneer Natural Resources Co.	3,834	1,006,425
Targa Resources Corp.	3,657	409,547
Valero Energy Corp.	5,601	956,035
Williams Companies, Inc.	19,971	778,270
		26,117,654
Financials 12.9%
Banks 3.3%
Bank of America Corp.	112,744	4,275,252
Citigroup, Inc.	31,173	1,971,381
Citizens Financial Group, Inc.	7,612	276,239
Comerica, Inc.	2,062	113,389
Fifth Third Bancorp.	11,037	410,687
Huntington Bancshares, Inc.	23,751	331,326
JPMorgan Chase & Co.	47,346	9,483,404
KeyCorp.	14,986	236,929
M&T Bank Corp.	2,733	397,488
PNC Financial Services Group, Inc.	6,532	1,055,571
Regions Financial Corp.	14,828	311,981
Truist Financial Corp.	21,868	852,415
U.S. Bancorp.	25,529	1,141,146
Wells Fargo & Co.	58,901	3,413,902
		24,271,110
Capital Markets 2.8%
Ameriprise Financial, Inc.	1,636	717,288
Bank of New York Mellon Corp.	12,319	709,821
BlackRock, Inc.	2,288	1,907,505
Blackstone, Inc.	11,737	1,541,890

Cboe Global Markets, Inc.	1,759	323,181
Charles Schwab Corp.	24,349	1,761,407
CME Group, Inc.	5,890	1,268,058
FactSet Research Systems, Inc.	623	283,085
Franklin Resources, Inc.	4,884	137,289
Intercontinental Exchange, Inc.	9,338	1,283,321
Invesco Ltd.	7,320	121,439
MarketAxess Holdings, Inc.	605	132,646
Moody's Corp.	2,576	1,012,445
Morgan Stanley	20,586	1,938,378
MSCI, Inc.	1,300	728,585
Nasdaq, Inc.	6,219	392,419
Northern Trust Corp.	3,405	302,773
Raymond James Financial, Inc.	3,066	393,736
S&P Global, Inc.	5,243	2,230,634
State Street Corp.	5,035	389,306
T. Rowe Price Group, Inc.	3,659	446,105
The Goldman Sachs Group, Inc.	5,336	2,228,794
		20,250,105
Consumer Finance 0.5%
American Express Co.	9,342	2,127,080
Capital One Financial Corp.	6,262	932,349
Discover Financial Services	4,104	537,994
Synchrony Financial	6,542	282,091
		3,879,514
Financial Services 4.2%
Berkshire Hathaway, Inc. "B"*	29,771	12,519,301
Corpay, Inc.*	1,181	364,386
Fidelity National Information Services, Inc.	9,720	721,030
Fiserv, Inc.*	9,823	1,569,912
Global Payments, Inc.	4,274	571,263
Jack Henry & Associates, Inc.	1,198	208,129
Mastercard, Inc. "A"	13,492	6,497,342
PayPal Holdings, Inc.*	17,469	1,170,248
Visa, Inc. "A"	25,878	7,222,032
		30,843,643
Insurance 2.1%
Aflac, Inc.	8,562	735,133
Allstate Corp.	4,311	745,846
American International Group, Inc.	11,525	900,909
Aon PLC "A"	3,292	1,098,606
Arch Capital Group Ltd.*	6,135	567,119
Arthur J. Gallagher & Co.	3,548	887,142
Assurant, Inc.	874	164,522
Brown & Brown, Inc.	3,860	337,904
Chubb Ltd.	6,606	1,711,813
Cincinnati Financial Corp.	2,555	317,254
Everest Group Ltd.	712	283,020
Globe Life, Inc.	1,346	156,634
Hartford Financial Services Group, Inc.	4,814	496,083
Loews Corp.	2,900	227,041
Marsh & McLennan Companies, Inc.	8,062	1,660,611
MetLife, Inc.	9,951	737,469
Principal Financial Group, Inc.	3,540	305,537
Progressive Corp.	9,603	1,986,093
Prudential Financial, Inc.	5,911	693,952
Travelers Companies, Inc.	3,765	866,477

W.R. Berkley Corp.	3,336	295,036
Willis Towers Watson PLC	1,699	467,225
		15,641,426
Health Care 12.2%
Biotechnology 1.9%
AbbVie, Inc.	28,895	5,261,779
Amgen, Inc.	8,732	2,482,682
Biogen, Inc.*	2,377	512,553
Gilead Sciences, Inc.	20,331	1,489,246
Incyte Corp.*	3,128	178,202
Moderna, Inc.*	5,450	580,752
Regeneron Pharmaceuticals, Inc.*	1,722	1,657,408
Vertex Pharmaceuticals, Inc.*	4,219	1,763,584
		13,926,206
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	28,377	3,225,330
Align Technology, Inc.*	1,149	376,780
Baxter International, Inc.	8,424	360,042
Becton Dickinson & Co.	4,726	1,169,449
Boston Scientific Corp.*	23,903	1,637,116
Cooper Companies, Inc.	3,272	331,977
DENTSPLY SIRONA, Inc.	3,565	118,322
Dexcom, Inc.*	6,354	881,300
Edwards Lifesciences Corp.*	9,967	952,447
GE HealthCare Technologies, Inc.	6,931	630,097
Hologic, Inc.*	3,748	292,194
IDEXX Laboratories, Inc.*	1,364	736,465
Insulet Corp.*	1,138	195,053
Intuitive Surgical, Inc.*	5,761	2,299,157
Medtronic PLC	21,769	1,897,168
ResMed, Inc.	2,408	476,856
STERIS PLC	1,617	363,534
Stryker Corp.	5,529	1,978,663
Teleflex, Inc.	799	180,710
Zimmer Biomet Holdings, Inc.	3,425	452,032
		18,554,692
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	3,993	446,817
Cencora, Inc.	2,701	656,316
Centene Corp.*	8,759	687,406
Cigna Group	4,781	1,736,411
CVS Health Corp.	20,567	1,640,424
DaVita, Inc.*	861	118,861
Elevance Health, Inc.	3,845	1,993,786
HCA Healthcare, Inc.	3,255	1,085,640
Henry Schein, Inc.*	2,112	159,498
Humana, Inc.	2,020	700,375
Laboratory Corp. of America Holdings	1,369	299,072
McKesson Corp.	2,148	1,153,154
Molina Healthcare, Inc.*	936	384,537
Quest Diagnostics, Inc.	1,837	244,523
UnitedHealth Group, Inc.	15,139	7,489,263
Universal Health Services, Inc. "B"	1,034	188,664
		18,984,747

Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	4,801	698,594
Bio-Rad Laboratories, Inc. "A"*	346	119,671
Bio-Techne Corp.	2,634	185,407
Charles River Laboratories International, Inc.*	851	230,578
Danaher Corp.	10,742	2,682,492
Illumina, Inc.*	2,605	357,719
IQVIA Holdings, Inc.*	3,005	759,935
Mettler-Toledo International, Inc.*	346	460,626
Revvity, Inc.	2,061	216,405
Thermo Fisher Scientific, Inc.	6,319	3,672,666
Waters Corp.*	976	335,969
West Pharmaceutical Services, Inc.	1,216	481,183
		10,201,245
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	33,411	1,811,879
Catalent, Inc.*	2,960	167,092
Eli Lilly & Co.	13,049	10,151,600
Johnson & Johnson	39,410	6,234,268
Merck & Co., Inc.	41,494	5,475,133
Pfizer, Inc.	92,368	2,563,212
Viatris, Inc.	19,476	232,543
Zoetis, Inc.	7,517	1,271,952
		27,907,679
Industrials 8.6%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.*	1,173	367,008
Boeing Co.*	9,363	1,806,965
General Dynamics Corp.	3,720	1,050,863
Howmet Aerospace, Inc.	6,412	438,773
Huntington Ingalls Industries, Inc.	662	192,953
L3Harris Technologies, Inc.	3,099	660,397
Lockheed Martin Corp.	3,506	1,594,774
Northrop Grumman Corp.	2,297	1,099,482
RTX Corp.	21,669	2,113,378
Textron, Inc.	3,284	315,034
TransDigm Group, Inc.	908	1,118,293
		10,757,920
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	1,901	144,742
Expeditors International of Washington, Inc.	2,375	288,729
FedEx Corp.	3,749	1,086,235
United Parcel Service, Inc. "B"	11,831	1,758,442
		3,278,148
Building Products 0.5%
A.O. Smith Corp.	2,047	183,125
Allegion PLC	1,446	194,791
Builders FirstSource, Inc.*	2,026	422,522
Carrier Global Corp.	13,782	801,148
Johnson Controls International PLC	11,133	727,207
Masco Corp.	3,649	287,833
Trane Technologies PLC	3,700	1,110,740
		3,727,366
Commercial Services & Supplies 0.6%
Cintas Corp.	1,419	974,896

Copart, Inc.*	14,342	830,689
Republic Services, Inc.	3,362	643,621
Rollins, Inc.	4,453	206,040
Veralto Corp.	3,594	318,644
Waste Management, Inc.	6,010	1,281,031
		4,254,921
Construction & Engineering 0.1%
Quanta Services, Inc.	2,382	618,844
Electrical Equipment 0.6%
AMETEK, Inc.	3,779	691,179
Eaton Corp. PLC	6,532	2,042,426
Emerson Electric Co.	9,369	1,062,632
Generac Holdings, Inc.*	1,020	128,663
Hubbell, Inc.	891	369,809
Rockwell Automation, Inc.	1,878	547,118
		4,841,827
Ground Transportation 1.1%
CSX Corp.	32,346	1,199,066
J.B. Hunt Transport Services, Inc.	1,341	267,194
Norfolk Southern Corp.	3,720	948,117
Old Dominion Freight Line, Inc.	2,940	644,771
Uber Technologies, Inc.*	33,669	2,592,176
Union Pacific Corp.	9,973	2,452,660
		8,103,984
Industrial Conglomerates 0.8%
3M Co.	9,073	962,373
General Electric Co.	17,816	3,127,242
Honeywell International, Inc.	10,786	2,213,827
		6,303,442
Machinery 1.8%
Caterpillar, Inc.	8,321	3,049,064
Cummins, Inc.	2,231	657,364
Deere & Co.	4,243	1,742,770
Dover Corp.	2,299	407,360
Fortive Corp.	5,761	495,561
IDEX Corp.	1,240	302,585
Illinois Tool Works, Inc.	4,424	1,187,092
Ingersoll Rand, Inc.	6,607	627,335
Nordson Corp.	890	244,340
Otis Worldwide Corp.	6,619	657,068
PACCAR, Inc.	8,614	1,067,188
Parker-Hannifin Corp.	2,111	1,173,273
Pentair PLC	2,619	223,767
Snap-on, Inc.	864	255,934
Stanley Black & Decker, Inc.	2,548	249,526
Westinghouse Air Brake Technologies Corp.	2,949	429,610
Xylem, Inc.	3,949	510,369
		13,280,206
Passenger Airlines 0.2%
American Airlines Group, Inc.*	10,491	161,037
Delta Air Lines, Inc.	10,555	505,268
Southwest Airlines Co.	9,545	278,619
United Airlines Holdings, Inc.*	5,323	254,865
		1,199,789

Professional Services 0.7%
Automatic Data Processing, Inc.	6,728	1,680,251
Broadridge Financial Solutions, Inc.	1,936	396,609
Dayforce, Inc.*	2,547	168,637
Equifax, Inc.	2,024	541,460
Jacobs Solutions, Inc.	2,061	316,838
Leidos Holdings, Inc.	2,251	295,084
Paychex, Inc.	5,184	636,595
Paycom Software, Inc.	770	153,238
Robert Half, Inc.	1,616	128,116
Verisk Analytics, Inc.	2,377	560,330
		4,877,158
Trading Companies & Distributors 0.3%
Fastenal Co.	9,369	722,724
United Rentals, Inc.	1,089	785,289
W.W. Grainger, Inc.	726	738,560
		2,246,573
Information Technology 29.0%
Communications Equipment 0.8%
Arista Networks, Inc.*	4,106	1,190,658
Cisco Systems, Inc.	66,571	3,322,558
F5, Inc.*	959	181,817
Juniper Networks, Inc.	5,244	194,343
Motorola Solutions, Inc.	2,733	970,160
		5,859,536
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	9,835	1,134,467
CDW Corp.	2,196	561,693
Corning, Inc.	12,652	417,010
Jabil, Inc.	2,103	281,697
Keysight Technologies, Inc.*	2,822	441,304
TE Connectivity Ltd.	5,034	731,138
Teledyne Technologies, Inc.*	774	332,294
Trimble, Inc.*	4,038	259,886
Zebra Technologies Corp. "A"*	854	257,430
		4,416,919
IT Services 1.2%
Accenture PLC "A"	10,245	3,551,019
Akamai Technologies, Inc.*	2,487	270,486
Cognizant Technology Solutions Corp. "A"	8,216	602,151
EPAM Systems, Inc.*	959	264,837
Gartner, Inc.*	1,280	610,138
International Business Machines Corp.	14,979	2,860,390
VeriSign, Inc.*	1,479	280,285
		8,439,306
Semiconductors & Semiconductor Equipment 10.0%
Advanced Micro Devices, Inc.*	26,441	4,772,336
Analog Devices, Inc.	8,119	1,605,857
Applied Materials, Inc.	13,610	2,806,790
Broadcom, Inc.	7,205	9,549,579
Enphase Energy, Inc.*	2,241	271,116
First Solar, Inc.*	1,722	290,674
Intel Corp.	69,198	3,056,476
KLA Corp.	2,217	1,548,730
Lam Research Corp.	2,144	2,083,046

Microchip Technology, Inc.	8,877	796,356
Micron Technology, Inc.	18,040	2,126,736
Monolithic Power Systems, Inc.	787	533,130
NVIDIA Corp.	40,430	36,530,931
NXP Semiconductors NV	4,242	1,051,040
ON Semiconductor Corp.*	6,979	513,305
Qorvo, Inc.*	1,521	174,656
QUALCOMM, Inc.	18,254	3,090,402
Skyworks Solutions, Inc.	2,587	280,224
Teradyne, Inc.	2,470	278,690
Texas Instruments, Inc.	14,887	2,593,464
		73,953,538
Software 10.5%
Adobe, Inc.*	7,399	3,733,535
ANSYS, Inc.*	1,426	495,050
Autodesk, Inc.*	3,506	913,033
Cadence Design Systems, Inc.*	4,435	1,380,527
Fair Isaac Corp.*	405	506,092
Fortinet, Inc.*	10,481	715,957
Gen Digital, Inc.	9,046	202,630
Intuit, Inc.	4,573	2,972,450
Microsoft Corp.	121,640	51,176,381
Oracle Corp.	26,096	3,277,919
Palo Alto Networks, Inc.*	5,161	1,466,395
PTC, Inc.*	1,933	365,221
Roper Technologies, Inc.	1,756	984,835
Salesforce, Inc.	15,835	4,769,185
ServiceNow, Inc.*	3,354	2,557,090
Synopsys, Inc.*	2,498	1,427,607
Tyler Technologies, Inc.*	691	293,682
		77,237,589
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	237,620	40,747,077
Hewlett Packard Enterprise Co.	21,441	380,149
HP, Inc.	14,176	428,399
NetApp, Inc.	3,335	350,075
Seagate Technology Holdings PLC	3,190	296,829
Super Micro Computer, Inc.*	824	832,265
Western Digital Corp.*	5,312	362,491
		43,397,285
Materials 2.3%
Chemicals 1.5%
Air Products & Chemicals, Inc.	3,650	884,286
Albemarle Corp. (a)	1,947	256,498
Celanese Corp.	1,660	285,288
CF Industries Holdings, Inc.	3,199	266,189
Corteva, Inc.	11,588	668,280
Dow, Inc.	11,485	665,326
DuPont de Nemours, Inc.	7,044	540,063
Eastman Chemical Co.	1,911	191,520
Ecolab, Inc.	4,168	962,391
FMC Corp. (a)	2,092	133,260
International Flavors & Fragrances, Inc.	4,254	365,801
Linde PLC	7,931	3,682,522
LyondellBasell Industries NV "A"	4,167	426,201
PPG Industries, Inc.	3,846	557,285

Sherwin-Williams Co.	3,872	1,344,862
The Mosaic Co.	5,123	166,293
		11,396,065
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,016	623,763
Vulcan Materials Co.	2,182	595,512
		1,219,275
Containers & Packaging 0.2%
Amcor PLC	23,707	225,453
Avery Dennison Corp.	1,316	293,797
Ball Corp.	5,167	348,049
International Paper Co.	5,647	220,346
Packaging Corp. of America	1,468	278,597
Westrock Co.	4,186	206,998
		1,573,240
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	23,586	1,109,014
Newmont Corp.	18,938	678,738
Nucor Corp.	4,045	800,505
Steel Dynamics, Inc.	2,483	368,055
		2,956,312
Real Estate 2.2%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	11,575	217,031
Ventas, Inc.	6,735	293,242
Welltower, Inc.	9,109	851,145
		1,361,418
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	11,505	237,923
Industrial REITs 0.3%
Prologis, Inc.	15,117	1,968,536
Office REITs 0.0%
Alexandria Real Estate Equities, Inc.	2,540	327,431
Boston Properties, Inc.	2,371	154,850
		482,281
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	4,792	465,974
CoStar Group, Inc.*	6,696	646,834
		1,112,808
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,324	431,241
Camden Property Trust	1,675	164,820
Equity Residential	5,661	357,266
Essex Property Trust, Inc.	1,049	256,806
Invitation Homes, Inc.	9,425	335,624
Mid-America Apartment Communities, Inc.	1,887	248,292
UDR, Inc.	5,098	190,716
		1,984,765
Retail REITs 0.3%
Federal Realty Investment Trust	1,234	126,016
Kimco Realty Corp.	10,695	209,729
Realty Income Corp.	13,584	734,894

Regency Centers Corp.	2,649	160,424
Simon Property Group, Inc.	5,365	839,569
		2,070,632
Specialized REITs 1.0%
American Tower Corp.	7,625	1,506,624
Crown Castle, Inc.	7,133	754,885
Digital Realty Trust, Inc.	4,988	718,472
Equinix, Inc.	1,536	1,267,707
Extra Space Storage, Inc.	3,458	508,326
Iron Mountain, Inc.	4,813	386,051
Public Storage	2,602	754,736
SBA Communications Corp.	1,766	382,692
VICI Properties, Inc.	17,125	510,154
Weyerhaeuser Co.	11,997	430,812
		7,220,459
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	4,031	203,162
American Electric Power Co., Inc.	8,610	741,321
Constellation Energy Corp.	5,219	964,732
Duke Energy Corp.	12,623	1,220,770
Edison International	6,294	445,175
Entergy Corp.	3,479	367,661
Evergy, Inc.	3,763	200,869
Eversource Energy	5,642	337,222
Exelon Corp.	16,383	615,509
FirstEnergy Corp.	8,465	326,918
NextEra Energy, Inc.	33,566	2,145,203
NRG Energy, Inc.	3,718	251,672
PG&E Corp.	35,074	587,840
Pinnacle West Capital Corp.	1,818	135,859
PPL Corp.	12,086	332,728
Southern Co.	17,859	1,281,205
Xcel Energy, Inc.	9,062	487,083
		10,644,929
Gas Utilities 0.0%
Atmos Energy Corp.	2,409	286,358
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	11,271	202,089
Multi-Utilities 0.6%
Ameren Corp.	4,258	314,922
CenterPoint Energy, Inc.	10,279	292,849
CMS Energy Corp.	4,783	288,606
Consolidated Edison, Inc.	5,572	505,993
Dominion Energy, Inc.	13,746	676,166
DTE Energy Co.	3,363	377,127
NiSource, Inc.	6,887	190,494
Public Service Enterprise Group, Inc.	8,245	550,601
Sempra	10,345	743,081
WEC Energy Group, Inc.	5,119	420,372
		4,360,211

Water Utilities 0.1%
American Water Works Co., Inc.	3,162	386,428
Total Common Stocks (Cost $235,230,880)		721,506,571

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.255% (b), 4/11/2024 (c) (Cost $634,074)	635,000	634,076

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (d) (e) (Cost $257,200)	257,200	257,200

Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $13,833,075)	13,833,075	13,833,075

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $249,955,229)	100.0	736,230,922
Other Assets and Liabilities, Net	(0.0)	(38,103)
Net Assets	100.0	736,192,819
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (d) (e)
—	257,200 (f)	—	—	—	51	—	257,200	257,200
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 5.36% (d)
1,372,198	46,511,173	34,050,296	—	—	75,798	—	13,833,075	13,833,075
1,372,198	46,768,373	34,050,296	—	—	75,849	—	14,090,275	14,090,275

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $256,676, which is 0.0% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At March 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At March 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/21/2024	55	14,346,752	14,598,375	251,623
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$721,506,571	$—	$—	$721,506,571
Government & Agency Obligations	—	634,076	—	634,076
Short-Term Investments (a)	14,090,275	—	—	14,090,275
Derivatives (b)
Futures Contracts	251,623	—	—	251,623
Total	$735,848,469	$634,076	$—	$736,482,545

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$251,623

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-equ500-PH1
R-080548-2 (1/25)